GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Guarantor and Nonguarantor Financial Statements [Abstract]
Schedule of Condensed Balance Sheet
Balance sheet at December 31, 2012:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Cash and cash equivalents	$499,255	$—	$250,722	$—	$749,977
Marketable securities	20,604	—	—	—	20,604
Accounts receivable, net	43	142,627	87,160	—	229,830
Other current assets	58,441	54,568	44,367	(1,037)	156,339
Intercompany receivables	—	500,566	10,638,417	(11,138,983)	—
Property and equipment, net	4,116	179,582	86,814	—	270,512
Goodwill	—	1,162,721	453,433	—	1,616,154
Intangible assets, net	—	327,031	155,873	—	482,904
Investment in subsidiaries	12,913,747	611,869	—	(13,525,616)	—
Other non-current assets	320,586	16,509	109,912	(167,499)	279,508
Total assets	$13,816,792	$2,995,473	$11,826,698	$(24,833,135)	$3,805,828

Accounts payable, trade	$4,366	$64,888	$29,060	$—	$98,314
Other current liabilities	74,230	214,224	239,773	(1,652)	526,575
Long-term debt, net of current maturities	500,000	80,000	—	—	580,000
Income taxes payable	440,110	25,428	14,407	—	479,945
Intercompany liabilities	11,138,983	—	—	(11,138,983)	—
Other long-term liabilities	3,375	84,473	434,269	(166,884)	355,233
Redeemable noncontrolling interests	—	1,388	56,738	—	58,126
IAC shareholders' equity	1,655,728	2,525,072	11,000,544	(13,525,616)	1,655,728
Noncontrolling interests	—	—	51,907	—	51,907
Total liabilities and shareholders' equity	$13,816,792	$2,995,473	$11,826,698	$(24,833,135)	$3,805,828
Balance sheet at December 31, 2011:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Cash and cash equivalents	$545,222	$—	$158,931	$—	$704,153
Marketable securities	165,695	—	—	—	165,695
Accounts receivable, net	16	110,405	66,609	—	177,030
Other current assets	22,936	50,470	33,863	4,986	112,255
Intercompany receivables	—	1,133,800	10,147,279	(11,281,079)	—
Property and equipment, net	897	175,453	83,238	—	259,588
Goodwill	—	838,307	520,217	—	1,358,524
Intangible assets, net	—	235,048	143,059	—	378,107
Investment in subsidiaries	12,565,249	689,308	—	(13,254,557)	—
Other non-current assets	384,683	15,903	61,954	(208,027)	254,513
Total assets	$13,684,698	$3,248,694	$11,215,150	$(24,738,677)	$3,409,865

Accounts payable, trade	$4,244	$36,717	$23,437	$—	$64,398
Other current liabilities	44,458	244,199	183,100	(1,970)	469,787
Long-term debt, net of current maturities	15,844	80,000	—	—	95,844
Income taxes payable	431,091	14,337	5,105	—	450,533
Intercompany liabilities	11,281,079	—	—	(11,281,079)	—
Other long-term liabilities	2,933	92,012	424,940	(201,071)	318,814
Redeemable noncontrolling interests	—	1,593	48,756	—	50,349
IAC shareholders' equity	1,905,049	2,779,836	10,474,721	(13,254,557)	1,905,049
Noncontrolling interests	—	—	55,091	—	55,091
Total liabilities and shareholders' equity	$13,684,698	$3,248,694	$11,215,150	$(24,738,677)	$3,409,865

Schedule of Condensed Income Statement
Statement of operations for the year ended December 31, 2011:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Revenue	$413	$1,539,282	$522,496	$(2,747)	$2,059,444
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	4,763	495,484	262,151	(1,154)	761,244
Selling and marketing expense	4,385	490,877	120,527	(1,615)	614,174
General and administrative expense	120,908	134,973	72,825	22	328,728
Product development expense	7,299	58,223	13,238	—	78,760
Depreciation	799	43,241	12,679	—	56,719
Amortization of intangibles	—	3,593	18,464	—	22,057
Total costs and expenses	138,154	1,226,391	499,884	(2,747)	1,861,682
Operating (loss) income	(137,741)	312,891	22,612	—	197,762
Equity in earnings (loss) of unconsolidated affiliates	696,250	29,607	(32,866)	(729,291)	(36,300)
Other (expense) income, net	(733,699)	(1,073)	744,832	—	10,060
(Loss) earnings from continuing operations before income taxes	(175,190)	341,425	734,578	(729,291)	171,522
Income tax benefit (provision)	353,415	(130,124)	(219,244)	—	4,047
Earnings from continuing operations	178,225	211,301	515,334	(729,291)	175,569
(Loss) earnings from discontinued operations, net of tax	(3,992)	—	4,877	(4,877)	(3,992)
Net earnings	174,233	211,301	520,211	(734,168)	171,577
Net loss attributable to noncontrolling interests	—	60	2,596	—	2,656
Net earnings attributable to IAC shareholders	$174,233	$211,361	$522,807	$(734,168)	$174,233
Comprehensive income attributable to IAC shareholders	$144,244	$211,709	$478,519	$(690,228)	$144,244
Statement of operations for the year ended December 31, 2010:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Revenue	$2,944	$1,267,664	$371,739	$(5,532)	$1,636,815
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	4,224	408,501	184,586	(3,495)	593,816
Selling and marketing expense	4,085	401,086	89,067	(2,032)	492,206
General and administrative expense	120,629	125,796	70,080	(5)	316,500
Product development expense	6,613	49,108	9,376	—	65,097
Depreciation	580	52,013	11,304	—	63,897
Amortization of intangibles	—	7,605	19,867	—	27,472
Goodwill impairment	—	28,032	—	—	28,032
Total costs and expenses	136,131	1,072,141	384,280	(5,532)	1,587,020
Operating (loss) income	(133,187)	195,523	(12,541)	—	49,795
Equity in earnings (losses) of unconsolidated affiliates	267,342	5,168	(1,969)	(296,217)	(25,676)
Other (expense) income, net	(276,947)	(2,838)	278,352	—	(1,433)
(Loss) earnings from continuing operations before income taxes	(142,792)	197,853	263,842	(296,217)	22,686
Income tax benefit (provision)	138,406	(71,917)	(98,568)	—	(32,079)
(Loss) earnings from continuing operations	(4,386)	125,936	165,274	(296,217)	(9,393)
Gain on Liberty Exchange	140,768	—	—	—	140,768
Loss from discontinued operations, net of tax	(37,023)	—	(51,325)	51,325	(37,023)
Net earnings	99,359	125,936	113,949	(244,892)	94,352
Net loss attributable to noncontrolling interests	—	3,968	1,039	—	5,007
Net earnings attributable to IAC shareholders	$99,359	$129,904	$114,988	$(244,892)	$99,359
Comprehensive income attributable to IAC shareholders	$92,402	$129,904	$113,030	$(242,934)	$92,402
Statement of operations for the year ended December 31, 2012:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Revenue	$—	$1,959,488	$847,798	$(6,353)	$2,800,933
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	5,194	592,007	400,174	(4,905)	992,470
Selling and marketing expense	4,081	659,498	236,647	(1,465)	898,761
General and administrative expense	121,919	151,204	122,873	17	396,013
Product development expense	5,611	64,222	32,036	—	101,869
Depreciation	832	33,631	18,018	—	52,481
Amortization of intangibles	—	10,881	24,890	—	35,771
Total costs and expenses	137,637	1,511,443	834,638	(6,353)	2,477,365
Operating (loss) income	(137,637)	448,045	13,160	—	323,568
Equity in earnings (losses) of unconsolidated affiliates	309,693	37,849	(22,548)	(350,339)	(25,345)
Other (expense) income, net	(84,735)	(8,057)	83,631	—	(9,161)
Earnings from continuing operations before income taxes	87,321	477,837	74,243	(350,339)	289,062
Income tax benefit (provision)	80,996	(149,223)	(50,988)	—	(119,215)
Earnings from continuing operations	168,317	328,614	23,255	(350,339)	169,847
(Loss) earnings from discontinued operations, net of tax	(9,051)	—	842	(842)	(9,051)
Net earnings	159,266	328,614	24,097	(351,181)	160,796
Net loss (earnings) attributable to noncontrolling interests	—	206	(1,736)	—	(1,530)
Net earnings attributable to IAC shareholders	$159,266	$328,820	$22,361	$(351,181)	$159,266
Comprehensive income attributable to IAC shareholders	$139,540	$329,593	$22,484	$(352,077)	$139,540

Schedule of Condensed Cash Flow Statement
Statement of cash flows for the year ended December 31, 2010:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Net cash provided by operating activities attributable to continuing operations	$13,637	$311,054	$16,016	$—	$340,707
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	—	(10,000)	(7,333)	—	(17,333)
Capital expenditures	—	(36,497)	(3,332)	—	(39,829)
Proceeds from maturities and sales of marketable debt securities	—	—	763,326	—	763,326
Purchases of marketable debt securities	—	—	(838,155)	—	(838,155)
Proceeds from sales of long-term investments	5,324	—	—	—	5,324
Purchases of long-term investments	(697)	(9)	(1,577)	—	(2,283)
Dividend received from Meetic S.A.	—	—	11,355	—	11,355
Other, net	1,967	(541)	(1,927)	—	(501)
Net cash provided by (used in) investing activities attributable to continuing operations	6,594	(47,047)	(77,643)	—	(118,096)
Cash flows from financing activities attributable to continuing operations:
Purchase of treasury stock	(539,598)	—	—	—	(539,598)
Issuance of common stock, net of withholding taxes	25,939	—	—	—	25,939
Excess tax benefits from stock-based awards	5,202	4,285	4,804	—	14,291
Liberty Exchange	(217,921)	—	—	—	(217,921)
Intercompany	703,868	(268,041)	(435,827)	—	—
Other, net	—	—	79	—	79
Net cash used in financing activities attributable to continuing operations	(22,510)	(263,756)	(430,944)	—	(717,210)
Total cash (used in) provided by continuing operations	(2,279)	251	(492,571)	—	(494,599)
Total cash provided by (used in) discontinued operations	457	—	(8,002)	—	(7,545)
Effect of exchange rate changes on cash and cash equivalents	—	(251)	(1,503)	—	(1,754)
Net decrease in cash and cash equivalents	(1,822)	—	(502,076)	—	(503,898)
Cash and cash equivalents at beginning of period	1,822	—	1,244,175	—	1,245,997
Cash and cash equivalents at end of period	$—	$—	$742,099	$—	$742,099
Statement of cash flows for the year ended December 31, 2011:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Net cash (used in) provided by operating activities attributable to continuing operations	$(75,300)	$369,744	$77,942	$—	$372,386
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	—	(80,998)	(197,471)	—	(278,469)
Capital expenditures	(798)	(28,924)	(10,232)	—	(39,954)
Proceeds from maturities and sales of marketable debt securities	267,635	—	317,300	—	584,935
Purchases of marketable debt securities	(74,240)	—	(129,730)	—	(203,970)
Proceeds from sales of long-term investments	10,214	—	5,000	—	15,214
Purchases of long-term investments	(35,263)	(51,008)	(3,974)	—	(90,245)
Other, net	—	1,886	(14,583)	—	(12,697)
Net cash provided by (used in) investing activities attributable to continuing operations	167,548	(159,044)	(33,690)	—	(25,186)
Cash flows from financing activities attributable to continuing operations:
Purchase of treasury stock	(507,765)	—	—	—	(507,765)
Issuance of common stock, net of withholding taxes	132,785	—	—	—	132,785
Dividends	(10,668)	—	—	—	(10,668)
Excess tax benefits from stock-based awards	22,166	—	—	—	22,166
Intercompany	824,194	(210,593)	(613,601)	—	—
Other, net	(3,843)	(249)	(4,659)	—	(8,751)
Net cash provided by (used in) financing activities attributable to continuing operations	456,869	(210,842)	(618,260)	—	(372,233)
Total cash provided by (used in) continuing operations	549,117	(142)	(574,008)	—	(25,033)
Total cash used in discontinued operations	(7,166)	—	(1,251)	—	(8,417)
Effect of exchange rate changes on cash and cash equivalents	3,271	142	(7,909)	—	(4,496)
Net increase (decrease) in cash and cash equivalents	545,222	—	(583,168)	—	(37,946)
Cash and cash equivalents at beginning of period	—	—	742,099	—	742,099
Cash and cash equivalents at end of period	$545,222	$—	$158,931	$—	$704,153
Statement of cash flows for the year ended December 31, 2012:

	IAC	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	IAC Consolidated
	(In thousands)
Net cash (used in) provided by operating activities attributable to continuing operations	$(116,353)	$458,190	$12,690	$—	$354,527
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	(35,159)	(340,648)	(35,228)	—	(411,035)
Capital expenditures	(3,969)	(29,550)	(17,682)	—	(51,201)
Proceeds from maturities and sales of marketable debt securities	195,501	—	—	—	195,501
Purchases of marketable debt securities	(53,952)	—	—	—	(53,952)
Proceeds from sales of long-term investments	14,194	—	—	—	14,194
Purchases of long-term investments	(27,187)	(724)	(8,183)	—	(36,094)
Other, net	(351)	117	(9,267)	—	(9,501)
Net cash provided by (used in) investing activities attributable to continuing operations	89,077	(370,805)	(70,360)	—	(352,088)
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt	500,000	—	—	—	500,000
Purchase of treasury stock	(691,830)	—	—	—	(691,830)
Issuance of common stock, net of withholding taxes	262,841	—	—	—	262,841
Dividends	(68,163)	—	—	—	(68,163)
Excess tax benefits from stock-based awards	52,209	4,892	—	—	57,101
Intercompany	(56,840)	(92,259)	149,099	—	—
Other, net	(12,937)	—	(2,711)	—	(15,648)
Net cash (used in) provided by financing activities attributable to continuing operations	(14,720)	(87,367)	146,388	—	44,301
Total cash (used in) provided by continuing operations	(41,996)	18	88,718	—	46,740
Total cash (used in) provided by discontinued operations	(3,971)	—	499	—	(3,472)
Effect of exchange rate changes on cash and cash equivalents	—	(18)	2,574	—	2,556
Net (decrease) increase in cash and cash equivalents	(45,967)	—	91,791	—	45,824
Cash and cash equivalents at beginning of period	545,222	—	158,931	—	704,153
Cash and cash equivalents at end of period	$499,255	$—	$250,722	$—	$749,977